UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR


CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06087

Salomon Brothers Series Funds Inc
(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004
 (Address of principal executive offices) (Zip code)

Christina T. Sydor, Esq.
300 First Stamford Place
Stamford, CT 06902
 (Name and address of agent for service)

Registrant's telephone number, including area code:
       (800)-725-6666

Date of fiscal year end:  December 31
Date of reporting period: June 30, 2003

ITEM 1.     REPORT TO STOCKHOLDERS.

      The Semi-Annual Report to Stockholders is filed herewith.

                                    [GRAPHIC]



June 30, 2003

SEMI-ANNUAL
REPORT

[LOGO]

       Salomon Brothers Asset Management





Salomon Brothers Investment Series
--------------------------------------------------------------------------------





..  Cash Management Fund

..  New York Municipal Money Market Fund


[LOGO]
   SALOMON
   BROTHERS
Asset Management

            NOT FDIC INSURED . NOT BANK GUARANTEED . MAY LOSE VALUE

          Table of Contents



Letter from the Chairman....................................................   1

Schedules of Investments....................................................   2

Statements of Assets and Liabilities........................................   6

Statements of Operations....................................................   7

Statements of Changes in Net Assets.........................................   8

Notes to Financial Statements...............................................  10

Financial Highlights........................................................  14

          Letter from the Chairman

[PHOTO]

R. Jay Gerken
R. Jay Gerken, CFA
Chairman, President and Chief Executive Officer

Dear Shareholder,

The philosopher Bertrand Russell famously remarked that, "Change is one thing, progress is another." You will notice in the following pages that we have begun to implement some changes to your shareholder report and we will be reflecting other changes in future reports. Our aim is to make meaningful improvements in reporting on the management of your Fund and its performance, not just to enact change for change's sake. Please bear with us during this transition period.

We invite you to read this report in full. Please take the opportunity to talk to your financial adviser about this report or any other questions or concerns you have about your Fund and your financial future. As always, thank you for entrusting your assets to us. We look forward to helping you continue to meet your financial goals.

Sincerely,

/s/ R. Jay Gerken

R. Jay Gerken, CFA
Chairman, President and Chief Executive Officer

July 21, 2003

          Schedules of Investments
          June 30, 2003 (unaudited)

Salomon Brothers Cash Management Fund
--------------------------------------------------------------------------------

                                                                   Yield to
   Face                                                        Maturity on Date Maturity
  Amount                        Security                         of Purchase+     Date      Value
-----------------------------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT -- 7.7%
$1,000,000 Bayerische Landesbank..............................       1.24%        9/8/03 $  1,000,000
 1,000,000 Credit Lyonnais....................................       1.23         9/5/03    1,000,036
 1,000,000 Landesbank Hessen-Thuringen........................       1.28         8/6/03    1,000,000
 1,000,000 Toronto Dominion Bank..............................       1.27        8/20/03    1,000,000
 1,000,000 Unicredito Italiano S.p.A..........................       1.30        7/21/03    1,000,026
                                                                                         ------------
           TOTAL CERTIFICATES OF DEPOSIT (Cost -- $5,000,062).                              5,000,062
                                                                                         ------------
COMMERCIAL PAPER -- 58.9%
 1,050,000 ANZ Inc............................................       1.05         7/9/03    1,049,755
 1,500,000 Atlantic Asset Securitization Corp.................       1.29         7/3/03    1,499,892
 1,000,000 Atlantis One Funding Corp..........................       1.20        9/12/03      997,567
 1,500,000 Beethoven Funding Corp. CE.........................       1.08        8/14/03    1,498,020
 1,500,000 Brahms Funding Corp................................       1.14        8/29/03    1,497,197
 1,500,000 Clipper Receivable Corp. CE........................       1.24         9/5/03    1,496,590
 1,500,000 Compass Securitization LLC CE......................       1.04        8/19/03    1,499,979
 1,100,000 Danske Corp........................................       1.05        7/10/03    1,099,711
 1,135,000 Eiffel Funding LLC.................................       1.31         7/1/03    1,135,000
 1,000,000 Erasmus Capital Corp. CE...........................       1.23       11/17/03      995,251
 1,500,000 Falcon Asset Securitization CE.....................       1.10        7/25/03    1,498,900
 1,250,000 GIRO Multi-Funding Corp............................       1.01         7/7/03    1,249,789
 1,250,000 Hannover Funding Co. CE............................       1.01        7/24/03    1,249,193
 1,250,000 KFW International Finance Inc......................       1.02        7/11/03    1,249,646
 1,250,000 Merck & Co.........................................       1.03        7/16/03    1,249,464
 1,500,000 MICA Funding LLC CE................................       1.25        8/22/03    1,497,292
 1,000,000 Nyala Funding LLC..................................       1.27        8/18/03      998,307
 1,500,000 Perry Global Funding CE............................       1.20        9/12/03    1,496,350
 1,500,000 Polonius Inc. CE...................................       1.10        7/28/03    1,498,762
 1,250,000 Saint Germain Holdings Ltd. CE.....................       1.00        7/14/03    1,249,549
 1,000,000 Silver Tower US Funding LLC CE.....................       1.15         9/5/03      997,892
 1,250,000 Special Purpose Accounts Receivable................       1.00        7/28/03    1,249,063
 1,500,000 Stanfield Victoria Finance Ltd. CE.................       1.18         7/9/03    1,499,607
 1,250,000 Tasman Funding Inc. CE.............................       1.00        7/29/03    1,249,028
 1,250,000 Toyota Credit Puerto Rico..........................       1.00         8/1/03    1,248,924
 1,250,000 USAA Capital Corp..................................       1.02         7/7/03    1,249,787
 1,250,000 Verizon Network Funding Corp.......................       1.02        7/14/03    1,249,540
 1,000,000 Victory Receivables Corp. CE.......................       1.28        7/17/03      999,431
 1,000,000 Westpac Capital Corp...............................       1.05         7/9/03      999,767
 1,250,000 Yorktown Capital, LLC..............................       0.98         8/6/03    1,248,775
                                                                                         ------------
           TOTAL COMMERCIAL PAPER (Cost -- $37,998,028).......                             37,998,028
                                                                                         ------------
MEDIUM-TERM NOTES -- 3.1%
 1,000,000 Credit Suisse First Boston.........................       1.34        1/12/04    1,000,002
 1,000,000 Whistlejacket Capital Ltd..........................       1.34         2/9/04    1,000,000
                                                                                         ------------
           TOTAL MEDIUM-TERM NOTES (Cost -- $2,000,002).......                              2,000,002
                                                                                         ------------

                      See Notes to Financial Statements.

          Schedules of Investments
          (unaudited) (continued)

Salomon Brothers Cash Management Fund
--------------------------------------------------------------------------------

                                                                   Yield to
   Face                                                        Maturity on Date Maturity
  Amount                        Security                         of Purchase+     Date     Value
---------------------------------------------------------------------------------------------------
MUNICIPAL NOTES -- 7.9%
$  745,000 Dade County, FL Expressway Authority VR FGIC CE....       1.00%        7/1/19 $  745,000
   625,000 District of Columbia University VR CE..............       1.07         1/1/12    625,000
   500,000 Illinois Student Assistance Commission VR..........       1.03         5/1/10    500,000
   400,000 Illinois Student Assistance Commission VR CE.......       1.03         3/1/16    400,000
 1,000,000 Lexington-Fayette, KY VR CE........................       1.02         7/1/18  1,000,000
   765,000 Maryland Stadium Authority VR CE...................       1.05       12/15/03    765,000
   150,000 New Jersey EDA VR CE...............................       1.22         6/1/08    150,000
   920,000 Pennsylvania EDA VR................................       1.45         7/1/16    920,000
                                                                                         ----------
           TOTAL MUNICIPAL NOTES (Cost -- $5,105,000).........                            5,105,000
                                                                                         ----------

REPURCHASE AGREEMENT -- 22.4%
14,500,000 SBC Warburg, 1.22% due 7/1/03; Proceeds at
            maturity -- $14,500,491; (Fully collateralized by
            Federal National Mortgage Association, 1.75% due
            6/16/06; Market value -- $15,173,348) (Cost --
            $14,500,000)......................................  14,500,000
                                                               -----------
           TOTAL INVESTMENTS -- 100.0% (Cost -- $64,603,092*). $64,603,092
                                                               ===========

--------
+Yield to maturity on date of purchase, except in the case of Variable Rate
 Demand Notes (VR) and Put Bonds whose yields are determined on date of the last interest rate change. For VR and Put Bonds, maturity date shown is the date of next interest rate change.
*Aggregate cost for Federal income tax purposes is substantially the same.

  Abbreviations used in this schedule:
  CE --  Credit Enhancement
  EDA  --  Economic Development Authority
  FGIC --  Financial Guaranty Insurance Corporation
  LLC--  Limited Liability Company

                      See Notes to Financial Statements.

          Schedules of Investments
          (unaudited)(continued)

Salomon Brothers New York Municipal Money Market Fund
--------------------------------------------------------------------------------

                                                                  Yield to
   Face                                                       Maturity on Date Maturity
  Amount                       Security                         of Purchase+     Date      Value
----------------------------------------------------------------------------------------------------
MUNICIPAL SECURITIES -- 100.0%

New York -- 93.1%
$1,550,000 Auburn, NY IDA Goulds Pumps Inc. Project VR.......       1.15%        7/2/03 $  1,550,000
   100,000 Chautauqua County, NY IDA Acu-Rite Inc. Project VR       1.15         7/2/03      100,000
   535,000 Colonie, NY Housing Development Corp. Colonie
            Terrence Apartments VR CE........................       1.30         7/2/03      535,000
   500,000 Dutchess County, NY IDA Adam Fairacare Farms VR...       1.10         7/3/03      500,000
 2,775,000 Huntington, NY GO CE..............................       2.00       12/19/03    2,785,270
 1,900,000 Johnson City, NY Central School District..........       1.50        6/17/04    1,909,758
   400,000 Metropolitan Transit Authority, NY Series G-1 VR
            CE...............................................       0.96         7/1/03      400,000
 4,000,000 Metropolitan Transit Authority, NY Series G-2 VR
            CE...............................................       0.96         7/1/03    4,000,000
   910,000 Monroe County, NY IDA Axelrod Realty VR CE........       1.25         9/2/03      910,000
 2,640,000 Monroe County, NY IDA BenMar Manufacturing
            Facility VR CE...................................       1.15         7/3/03    2,640,000
 1,090,000 Monroe County, NY IDA Genesee Metal VR CE.........       1.15         7/3/03    1,090,000
   525,000 Monroe County, NY IDA Mercury Paint VR............       1.20         7/3/03      525,000
   150,000 Nassau County, NY IDA Slant Financial Corp.
            Project VR CE....................................       1.10         7/2/03      150,000
 5,000,000 Nassau County, NY Interim Finance Authority Sales
            Tax Series A VR CE...............................       0.90         7/2/03    5,000,000
 1,500,000 New York City, NY Housing Development Corp.
            Monterey Series A VR CE..........................       0.95         7/2/03    1,500,000
 1,700,000 New York City, NY Housing Development Corp.
            Mortgage First Avenue Development VR CE..........       0.96         7/2/03    1,700,000
 3,600,000 New York City, NY Housing Development Corp.
            Nelson Avenue Development VR CE..................       0.92         7/2/03    3,600,000
 1,300,000 New York City, NY Housing Development Corp. One
            Columbus Place Development VR CE.................       0.96         7/2/03    1,300,000
   800,000 New York City, NY Housing Development Corp.
            Parkgate Development VR CE.......................       0.90         7/2/03      800,000
 1,400,000 New York City, NY IDA Childrens Oncology Society
            VR CE............................................       1.05         7/2/03    1,400,000
 3,500,000 New York City, NY Municipal Water Finance
            Authority VR CE..................................       0.95         7/2/03    3,500,000
 1,000,000 New York City, NY Transitional Finance Authority
            NYC Sub-Series 2 VR CE...........................       0.98         7/1/03    1,000,000
   900,000 New York City, NY Transitional Finance Authority
            NYC Recovery Series 3 VR CE......................       0.95         7/2/03      900,000
 2,800,000 New York City, NY Transitional Finance Authority
            NYC Recovery Series 3 VR CE......................       0.96         7/2/03    2,800,000
 2,700,000 New York City, NY Trust For Cultural Resources
            Museum of Broadcasting VR........................       0.92         7/2/03    2,700,000
 1,425,000 New York State Dormitory Authority Cornell
            University Series B VR...........................       0.95         7/3/03    1,425,000
   400,000 New York State Energy Research and Development
            Corp. VR.........................................       0.95         7/1/03      400,000
 2,700,000 New York State Environmental Facilities Corp.
            Waste Management Income VR CE....................       1.05         7/1/03    2,700,000
 3,600,000 New York State HFA 20 River Housing VR CE.........       1.05         7/2/03    3,600,000
 9,000,000 New York State HFA Biltmore Tower Housing Series
            A VR CE..........................................       1.10         7/2/03    9,000,000
 2,000,000 New York State HFA E. 39 Street Housing VR CE.....       0.96         7/2/03    2,000,000
   200,000 New York State HFA E. 39 Street Housing VR CE.....       1.10         7/2/03      200,000
 2,930,000 New York State HFA Normandie Project VR...........       0.92         7/2/03    2,930,000

                      See Notes to Financial Statements.

          Schedules of Investments
          (unaudited) (continued)

Salomon Brothers New York Municipal Money Market Fund
--------------------------------------------------------------------------------

                                                                  Yield to
   Face                                                       Maturity on Date Maturity
  Amount                       Security                         of Purchase+     Date      Value
----------------------------------------------------------------------------------------------------

New York -- 93.1% (continued)
$5,000,000 New York State Local Government Assistance Corp.
            Series A-5V VR CE................................       0.92%       7/2/03  $  5,000,000
   700,000 New York State Local Government Assistance Corp.
            Series D VR......................................       0.90        7/2/03       700,000
 5,070,000 New York, NY GO Series C..........................       2.00       4/15/04     5,105,652
 1,230,000 New York, NY GO Sub-series A-6 VR.................       0.95        7/2/03     1,230,000
   205,000 Niagara County, NY IDA MMARS Second Project VR....       1.15        7/3/03       205,000
 1,000,000 Onondaga County, NY IDA Marellus Casket Co. Inc.
            VR CE............................................       1.60        7/2/03     1,000,000
 1,830,000 Otsego County, NY IDA St. James Retirement
            Community VR CE..................................       1.10        7/3/03     1,830,000
 3,000,000 Southampton Town, NY GO...........................       1.50       6/25/04     3,020,032
 3,550,000 Suffolk County, NY IDA MMARS Third Project Wolf
            Family VR CE.....................................       1.10        7/3/03     3,550,000
 3,800,000 Syracuse, NY IDA Byrne Dairy Inc. Facilities VR CE       1.15        7/2/03     3,800,000
 1,325,000 Triborough Bridge & Tunnel Authority, NY Special
            Obligation Series A..............................       5.00        1/1/04     1,351,195
 1,500,000 Ulster County, NY GO..............................       1.75       6/11/04     1,510,522
 4,235,000 Ulster County, NY IDA Hunter Panels LLC VR CE.....       1.00        7/2/03     4,235,000
   515,000 Wyoming County, NY IDA American Precision
            Industries Inc. VR CE............................       1.10        7/3/03       515,000
                                                                                        ------------
                                                                                          98,602,429
                                                                                        ------------

Puerto Rico -- 6.9%
   200,000 Puerto Rico Commonwealth..........................       2.50       7/30/03       200,204
 4,800,000 Puerto Rico Commonwealth Government Development
            Bank VR..........................................       0.87        7/1/03     4,800,000
 2,335,000 Puerto Rico Municipal Financial Agency GO VR CE...       0.96        8/1/03     2,335,000
                                                                                        ------------
                                                                                           7,335,204
                                                                                        ------------
           TOTAL INVESTMENTS -- 100.0% (Cost -- $105,937,633*)......................... $105,937,633
                                                                                        ============

--------
+ Yield to maturity on date of purchase, except in the case of Variable Rate
  Demand Notes (VR) and Put Bonds whose yields are determined on date of the last interest rate change. For VR and Put Bonds, maturity date shown is the date of next interest rate change.
* Aggregate cost for Federal income tax purposes is substantially the same.

  Abbreviations used in this schedule:
 CE  -- Credit Enhancement
 GO  -- Government Obligation
 HFA -- Housing Finance Authority
 IDA -- Industrial Development Authority
 LLC -- Limited Liability Company

                      See Notes to Financial Statements.

          Statements of Assets and Liabilities
          June 30, 2003 (unaudited)


                                                                            New York
                                                                 Cash      Municipal
                                                              Management  Money Market
                                                                 Fund         Fund
--------------------------------------------------------------------------------------
ASSETS:
  Investments, at amortized cost............................. $64,603,092 $105,937,633
  Cash.......................................................         490      682,594
  Interest receivable........................................      30,486      203,283
                                                              ----------- ------------
  Total Assets...............................................  64,634,068  106,823,510
                                                              ----------- ------------
LIABILITIES:
  Dividends payable..........................................      21,593       57,137
  Accrued expenses...........................................      86,151       34,345
                                                              ----------- ------------
  Total Liabilities..........................................     107,744       91,482
                                                              ----------- ------------
Total Net Assets............................................. $64,526,324 $106,732,028
                                                              =========== ============
NET ASSETS:
  Par value of capital shares................................ $    64,527 $    106,719
  Capital paid in excess of par value........................  64,461,797  106,465,034
  Accumulated net realized gain from investment transactions.          --      160,275
                                                              ----------- ------------
Total Net Assets............................................. $64,526,324 $106,732,028
                                                              =========== ============
Shares Outstanding:
Class A......................................................  45,020,723   21,805,552
                                                              =========== ============
Class B......................................................  10,654,931           --
                                                              =========== ============
Class 2......................................................   5,625,478        3,815
                                                              =========== ============
Class O......................................................   3,226,265   84,909,388
                                                              =========== ============
Net Asset Value:
Class A......................................................       $1.00        $1.00
                                                              =========== ============
Class B......................................................       $1.00           --
                                                              =========== ============
Class 2......................................................       $1.00        $1.00
                                                              =========== ============
Class O......................................................       $1.00        $1.00
                                                              =========== ============

                      See Notes to Financial Statements.

          Statements of Operations
          For the Six Months Ended June 30, 2003 (unaudited)


                                                                        New York
                                                              Cash     Municipal
                                                           Management Money Market
                                                              Fund        Fund
----------------------------------------------------------------------------------
INVESTMENT INCOME:
  Interest................................................  $325,751    $558,052
                                                            --------    --------
EXPENSES:
  Management fees (Note 2)................................    48,247      99,622
  Shareholder servicing fees (Note 4).....................    47,490      24,175
  Registration fees.......................................    25,724       6,831
  Audit and legal.........................................    25,635      18,135
  Custody.................................................    12,586      11,259
  Administration fees (Note 2)............................    12,062      24,905
  Shareholder communications (Note 4).....................    10,308      12,473
  Directors' fees.........................................     1,499       1,689
  Other...................................................     9,862       2,957
                                                            --------    --------
  Total Expenses..........................................   193,413     202,046
  Less: Management and administration fee waiver (Note 2).   (60,309)     (6,443)
                                                            --------    --------
  Net Expenses............................................   133,104     195,603
                                                            --------    --------
Net Investment Income.....................................   192,647     362,449
                                                            --------    --------
Net Realized Gain From Investment Transactions............        --     160,275
                                                            --------    --------
Increase in Net Assets From Operations....................  $192,647    $522,724
                                                            ========    ========

                      See Notes to Financial Statements.

          Statements of Changes in Net Assets
          For the Six Months Ended June 30, 2003 (unaudited)


                                                                                   New York
                                                                       Cash       Municipal
                                                                    Management   Money Market
                                                                       Fund          Fund
----------------------------------------------------------------------------------------------
OPERATIONS:
  Net investment income.......................................... $     192,647  $    362,449
  Net realized gain..............................................            --       160,275
                                                                  -------------  ------------
  Increase in Net Assets From Operations.........................       192,647       522,724
                                                                  -------------  ------------
DISTRIBUTIONS TO SHAREHOLDERS....................................      (192,647)     (362,449)
                                                                  -------------  ------------
FUND SHARE TRANSACTIONS (NOTE 5):
  Net proceeds from sale of shares...............................   165,061,617    51,489,097
  Net asset value of shares issued for reinvestment of dividends.       117,382       296,050
  Cost of shares reacquired......................................  (151,361,134)  (55,706,294)
                                                                  -------------  ------------
  Increase (Decrease) in Net Assets From Fund Share Transactions.    13,817,865    (3,921,147)
                                                                  -------------  ------------
Increase (Decrease) in Net Assets................................    13,817,865    (3,760,872)
NET ASSETS:
  Beginning of period............................................    50,708,459   110,492,900
                                                                  -------------  ------------
  End of period.................................................. $  64,526,324  $106,732,028
                                                                  =============  ============

                      See Notes to Financial Statements.

          Statements of Changes in Net Assets
          For the Year Ended December 31, 2002


                                                                                   New York
                                                                       Cash       Municipal
                                                                    Management   Money Market
                                                                       Fund          Fund
----------------------------------------------------------------------------------------------
OPERATIONS:
  Net investment income.......................................... $     592,499  $  1,354,793
  Net realized gain..............................................         2,785        87,850
                                                                  -------------  ------------
  Increase in Net Assets From Operations.........................       595,284     1,442,643
                                                                  -------------  ------------
DISTRIBUTIONS TO SHAREHOLDERS....................................      (595,284)   (1,354,611)
                                                                  -------------  ------------
FUND SHARE TRANSACTIONS (NOTE 5):
  Net proceeds from sale of shares...............................   275,867,496    83,050,425
  Net asset value of shares issued for reinvestment of dividends.       345,176     1,272,355
  Cost of shares reacquired......................................  (260,923,045)  (77,168,375)
                                                                  -------------  ------------
  Increase in Net Assets From Fund Share Transactions............    15,289,627     7,154,405
                                                                  -------------  ------------
Increase in Net Assets...........................................    15,289,627     7,242,437
NET ASSETS:
  Beginning of year..............................................    35,418,832   103,250,463
                                                                  -------------  ------------
  End of year.................................................... $  50,708,459  $110,492,900
                                                                  =============  ============

                      See Notes to Financial Statements.

          Notes to Financial Statements
          (unaudited)

1. Organization and Significant Accounting Policies

The Salomon Brothers Investment Series ("Investment Series") consists of certain funds of the Salomon Brothers Series Funds Inc ("Series Fund"), the Salomon Brothers Investors Value Fund Inc, the Salomon Brothers Capital Fund Inc and the Salomon Funds Trust.

Salomon Brothers Cash Management Fund ("Cash Management Fund") and Salomon Brothers New York Municipal Money Market Fund ("New York Municipal Money Fund"), are separate investment funds of the Series Fund, an open-end management investment company, incorporated in Maryland on April 17, 1990. The Series Fund consists of these funds and nine other separate investment funds:
Salomon Brothers International Equity Fund, Salomon Brothers Small Cap Growth Fund, Salomon Brothers Large Cap Growth Fund, Salomon Brothers Balanced Fund, Salomon Brothers High Yield Bond Fund, Salomon Brothers Strategic Bond Fund, Salomon Brothers Short/Intermediate U.S. Government Fund, Salomon Brothers Institutional Money Market Fund and Salomon Brothers All Cap Value Fund. The financial statements and financial highlights for the other funds are presented in separate shareholder reports.

The Investment Series operates under a multiple class pricing structure, with each fund of the Investment Series (individually a "Fund") offering Class A, B, 2 and O shares, each with their own expense structure. Each Fund has a specific investment objective:

Fund:                         Objective:
Cash Management Fund......... To seek as high a level of current income as is consistent with liquidity and the stability of principal.
New York Municipal Money Fund To seek as high a level of current income exempt from federal income tax, New York State and New York City personal income taxes as is consistent with liquidity and the stability of principal.

The following is a summary of significant accounting policies followed by the Investment Series in the preparation of these financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates of certain reported amounts in the financial statements. Actual amounts could differ from those estimates.

  (a) Investment Valuation. Portfolio securities are valued using the amortized cost method, which involves initially valuing an investment at its cost and thereafter assuming a constant amortization to maturity of any premium or discount. This method results in a value approximating market value and does not include unrealized gains or losses.

  (b) Repurchase Agreements. The Fund purchases (and the custodian takes possession of) U.S. government securities from securities dealers subject to agreements to resell the securities to the sellers at a future date (generally, the next business day), at an agreed-upon higher repurchase price. The Fund requires continual maintenance of the market value (plus accrued interest) of the collateral in amounts at least equal to the repurchase price.

  (c) Federal Income Taxes. Each Fund has complied with the requirements of the Internal Revenue Code applicable to regulated investment companies and distributed all of its income, including any net realized gains, to shareholders. Therefore, no Federal income tax or excise tax provision is required for such Funds.

  (d) Dividends and Distributions to Shareholders. Dividends from net investment income on the shares of each of the Funds are declared each business day to shareholders of record that day, and are paid on the last business day of the month. Distributions of net realized gains to shareholders of each Fund, if any, are declared at least annually. Dividends and

          Notes to Financial Statements
          (unaudited) (continued)

distributions to shareholders of each Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

  (e) Class Accounting. Investment income, common expenses and gain (loss) on investments are allocated to the various classes of a Fund on the basis of daily net assets of each class. Each class currently has the same expense structure.

  (f) Expenses. Direct expenses are charged to the Fund that incurred them, and general expenses of the Investment Series are allocated to the Funds based on each Fund's relative net assets.

  (g) Other. Investment transactions are recorded as of the trade date. Interest income, including the accretion of discounts or amortization of premiums, is recognized when earned. Gains or losses on sales of securities are calculated for financial accounting and Federal income tax purposes on the identified cost basis. Net investment income and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of each class's net assets to the Fund's total net assets.

2. Management Fee and Other Agreements

Each Fund retains Salomon Brothers Asset Management Inc ("SBAM"), an indirect wholly-owned subsidiary of Citigroup Inc. ("Citigroup"), to act as investment manager of each Fund, subject to the supervision by the Board of Directors of each Fund. SBAM furnishes the Investment Series with office space and certain services and facilities required for conducting the business of the Investment Series and pays the compensation of its officers. The management fee for these services for each Fund is payable monthly and is calculated at an annual rate of 0.20% of each Fund's average daily net assets.

For the six months ended June 30, 2003, SBAM waived all or a portion of its management fees amounting to $48,247 and $6,443 for the Cash Management Fund and the New York Municipal Money Fund, respectively.

Effective January 24, 2003, the Funds entered into a new administration agreement with Smith Barney Fund Management LLC ("SBFM"), another indirect wholly-owned subsidiary of Citigroup. As compensation for its services the Funds pay SBFM a fee calculated at an annual rate of 0.05% of each Fund's average daily net assets. This fee is calculated daily and paid monthly.

Prior to January 24, 2003, SBAM served as administrator to the Funds. As compensation for its services the Funds paid SBAM a fee calculated at an annual rate of 0.05% of each Fund's average daily net assets. This fee was calculated daily and paid monthly. SBAM had delegated its responsibilities as administrator to SBFM, pursuant to a Sub-Administration Agreement between SBAM and SBFM.

For the six months ended June 30, 2003, SBAM waived all of its administration fees amounting to $12,062 for the Cash Management Fund.

Citigroup Global Markets Inc. ("CGM"), formerly known as Salomon Smith Barney Inc., another indirect wholly-owned subsidiary of Citigroup, acts as the Funds' distributor. Each Fund has an agreement with CGM to distribute its shares pursuant to a multiple pricing system. The Funds are not subject to a front-end sales charge or service and distribution plan fees.

Contingent deferred sales charges of $706 and $1,716 were paid to CGM, in connection with redemptions of certain Class A and B shares, respectively, of the Cash Management Fund for the six months ended June 30, 2003.

3. Portfolio Investment Risks

The Cash Management Fund and New York Municipal Money Fund invest in money market instruments maturing in thirteen months or less whose short-term credit ratings are within the highest rating categories of two nationally recognized statistical rating organizations ("NRSROs") or if rated by only one NRSRO, that NRSRO, or, if not rated, are believed by the investment manager to be of comparable quality. The New York Municipal Money Fund pursues its investment objective by investing at least 80% of its net assets in obligations that are exempt from Federal, New York State and New York City personal income taxes. Because the New York Municipal Money Fund invests primarily in obligations of the State and City of New York, it is more susceptible to factors adversely affecting issuers of such obligations than a fund that is more diversified.

          Notes to Financial Statements
          (unaudited) (continued)

4. Class Specific Expenses

For the six months ended June 30, 2003, total Shareholder Servicing fees were as follows:


                                       Class A Class B Class 2 Class O
         -------------------------------------------------------------
         Cash Management Fund......... $24,060 $11,709 $ 7,446 $4,275
         New York Municipal Money Fund   1,713       1  22,461     --

For the six months ended June 30, 2003, total Shareholder Communication expenses were as follows:


                                       Class A Class B Class 2 Class O
         -------------------------------------------------------------
         Cash Management Fund......... $5,222  $2,542  $ 1,616  $928
         New York Municipal Money Fund    884       1   11,588    --

5. Capital Stock

At June 30, 2003, the Series Fund had 10,000,000,000 shares of authorized capital stock, par value $0.001 per share. Transactions in Fund shares for the periods indicated were as follows:

                                       Six Months Ended                 Year Ended
                                         June 30, 2003               December 31, 2002
                                 ----------------------------  ----------------------------
                                    Shares         Amount         Shares         Amount
                                 ------------  --------------  ------------  --------------
Cash Management Fund
Class A
  Shares sold...................  137,004,044  $  137,004,044   192,422,295  $  192,422,295
  Shares issued on reinvestment.       51,559          51,559       182,621         182,621
  Shares reacquired............. (104,724,780)   (104,724,780) (198,013,402)   (198,013,402)
                                 ------------  --------------  ------------  --------------
  Net Increase (Decrease).......   32,330,823  $   32,330,823    (5,408,486) $   (5,408,486)
                                 ============  ==============  ============  ==============
Class B
  Shares sold...................    3,739,035  $    3,739,035    15,658,599  $   15,658,599
  Shares issued on reinvestment.       30,521          30,521        65,482          65,482
  Shares reacquired.............   (6,042,294)     (6,042,294)  (10,244,783)    (10,244,783)
                                 ------------  --------------  ------------  --------------
  Net Increase (Decrease).......   (2,272,738) $   (2,272,738)    5,479,298  $    5,479,298
                                 ============  ==============  ============  ==============
Class 2
  Shares sold...................   11,548,157  $   11,548,157    27,040,428  $   27,040,428
  Shares issued on reinvestment.       25,822          25,822        70,528          70,528
  Shares reacquired.............  (15,057,752)    (15,057,752)  (22,060,701)    (22,060,701)
                                 ------------  --------------  ------------  --------------
  Net Increase (Decrease).......   (3,483,773) $   (3,483,773)    5,050,255  $    5,050,255
                                 ============  ==============  ============  ==============
Class O
  Shares sold...................   12,770,381  $   12,770,381    40,746,174  $   40,746,174
  Shares issued on reinvestment.        9,480           9,480        26,545          26,545
  Shares reacquired.............  (25,536,308)    (25,536,308)  (30,604,159)    (30,604,159)
                                 ------------  --------------  ------------  --------------
  Net Increase (Decrease).......  (12,756,447) $  (12,756,447)   10,168,560  $   10,168,560
                                 ============  ==============  ============  ==============

          Notes to Financial Statements
          (unaudited) (continued)

                                      Six Months Ended              Year Ended
                                       June 30, 2003            December 31, 2002
                                 -------------------------  -------------------------
                                    Shares       Amount        Shares       Amount
                                 -----------  ------------  -----------  ------------
New York Municipal Money Fund
Class A
  Shares sold...................  24,774,452  $ 24,774,452    7,052,199  $  7,052,199
  Shares issued on reinvestment.      19,241        19,241       69,906        69,906
  Shares reacquired.............  (9,383,567)   (9,383,567)  (5,698,914)   (5,698,914)
                                 -----------  ------------  -----------  ------------
  Net Increase..................  15,410,126  $ 15,410,126    1,423,191  $  1,423,191
                                 ===========  ============  ===========  ============
Class 2
  Shares issued on reinvestment.          11  $         11          125  $        125
  Shares reacquired.............      (6,700)       (6,700)          --            --
                                 -----------  ------------  -----------  ------------
  Net Increase (Decrease).......      (6,689) $     (6,689)         125  $        125
                                 ===========  ============  ===========  ============
Class O
  Shares sold...................  26,714,645  $ 26,714,645   75,998,226  $ 75,998,226
  Shares issued on reinvestment.     276,798       276,798    1,202,324     1,202,324
  Shares reacquired............. (46,316,027)  (46,316,027) (71,469,461)  (71,469,461)
                                 -----------  ------------  -----------  ------------
  Net Increase (Decrease)....... (19,324,584) $(19,324,584)   5,731,089  $  5,731,089
                                 ===========  ============  ===========  ============

6. Subsequent Event

Effective August 1, 2003, the Board of Directors of the Company elected William
R. Hutchinson a member of the Board of Directors. The Board of Directors has also appointed Mr. Hutchinson a member of the Company's Nominating Committee and chair of the Fund's Audit Committee.

          Financial Highlights

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:

Cash Management Fund
--------------------------------------------------------------------------------

                                                                         Class A Shares
                                                     ------------------------------------------------------
                                                      2003(1)     2002     2001    2000     1999     1998
                                                     -------    -------  -------  ------  -------  -------
Net Asset Value, Beginning of Period................  $1.000     $1.000   $1.000  $1.000   $1.000   $1.000
                                                     -------    -------  -------  ------  -------  -------
 Net investment income..............................   0.004      0.013    0.035   0.058    0.047    0.050
 Dividends from net investment income...............  (0.004)    (0.013)  (0.035) (0.058)  (0.047)  (0.050)
                                                     -------    -------  -------  ------  -------  -------
Net Asset Value, End of Period......................  $1.000     $1.000   $1.000  $1.000   $1.000   $1.000
                                                     =======    =======  =======  ======  =======  =======
Total Return (2)....................................     0.4%++     1.3%     3.6%    6.0%     4.8%     5.2%
Net Assets, End of Period (000s).................... $45,020    $12,690  $18,083  $5,622  $20,702  $26,793
Ratios to Average Net Assets:
 Expenses...........................................    0.55%+     0.55%    0.55%   0.55%    0.53%    0.55%
 Net investment income..............................    0.79%+     1.30%    3.22%   5.87%    4.65%    5.02%
Before applicable waiver of management fee,
expenses absorbed by SBAM and credits earned on
custodian cash balances, net investment income per
share and expense ratios would have been:
 Net investment income..............................  $0.003     $0.009   $0.030  $0.060      N/A   $0.049
 Expense ratio......................................    0.80%+     0.79%    0.82%   0.71%     N/A     0.67%

Cash Management Fund
--------------------------------------------------------------------------------

                                                                         Class B Shares
                                                     ------------------------------------------------------
                                                      2003(1)     2002    2001     2000     1999     1998
                                                     -------    -------  ------  -------  -------  -------
Net Asset Value, Beginning of Period................  $1.000     $1.000  $1.000   $1.000   $1.000   $1.000
                                                     -------    -------  ------  -------  -------  -------
 Net investment income..............................   0.004      0.013   0.035    0.058    0.047    0.050
 Dividends from net investment income...............  (0.004)    (0.013) (0.035)  (0.058)  (0.047)  (0.050)
                                                     -------    -------  ------  -------  -------  -------
Net Asset Value, End of Period......................  $1.000     $1.000  $1.000   $1.000   $1.000   $1.000
                                                     =======    =======  ======  =======  =======  =======
Total Return (2)....................................     0.4%++     1.3%    3.6%     6.0%     4.8%     5.2%
Net Assets, End of Period (000s).................... $10,655    $12,927  $7,459  $11,079  $20,476  $17,374
Ratios to Average Net Assets:
 Expenses...........................................    0.55%+     0.55%   0.55%    0.55%    0.53%    0.55%
 Net investment income..............................    0.79%+     1.25%   3.57%    5.79%    4.72%    4.95%
Before applicable waiver of management fee,
expenses absorbed by SBAM and credits earned on
custodian cash balances, net investment income per
share and expense ratios would have been:
 Net investment income..............................  $0.003     $0.011  $0.033   $0.060      N/A   $0.049
 Expense ratio......................................    0.80%+     0.80%   0.83%    0.71%     N/A     0.67%

--------
(1) For the six months ended June 30, 2003 (unaudited).
(2) Total return is calculated assuming a $1,000 investment on the first day of each period reported, reinvestment of all dividends at the net asset value on the payable date, and a sale at net asset value on the last day of each period. Initial sales charge or contingent deferred sales charge is not reflected in the calculation of total return. Performance figures reflect fee waivers or expense reimbursements in effect and represent past performance, which is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, total return would be reduced.
++ Total return is not annualized, as it may not be representative of the total return for the year.
+   Annualized.

          Financial Highlights
          (continued)

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:

Cash Management Fund
--------------------------------------------------------------------------------

                                                                       Class 2 Shares
                                                     ---------------------------------------------------
                                                      2003(1)    2002    2001    2000     1999   1998(2)
                                                     -------   -------  ------  ------  -------  -------
Net Asset Value, Beginning of Period................ $1.000     $1.000  $1.000  $1.000   $1.000  $1.000
                                                     ------    -------  ------  ------  -------  ------
 Net investment income..............................  0.004      0.013   0.035   0.058    0.047   0.050
 Dividends from net investment income............... (0.004)    (0.013) (0.035) (0.058)  (0.047) (0.050)
                                                     ------    -------  ------  ------  -------  ------
Net Asset Value, End of Period...................... $1.000     $1.000  $1.000  $1.000   $1.000  $1.000
                                                     ======    =======  ======  ======  =======  ======
Total Return (3)....................................    0.4%++     1.3%    3.6%    6.0%     4.8%    5.2%
Net Assets, End of Period (000s).................... $5,625     $9,109  $4,061  $1,978   $1,932  $2,741
Ratios to Average Net Assets:
 Expenses...........................................   0.55%+     0.55%   0.55%   0.55%    0.53%   0.55%
 Net investment income..............................   0.80%+     1.24%   3.25%   5.90%    4.67%   4.98%
Before applicable waiver of management fee,
expenses absorbed by SBAM and credits earned
on custodian cash balances, net investment income
per share and expense ratios would have been:
 Net investment income.............................. $0.002     $0.011  $0.030  $0.060      N/A  $0.049
 Expense ratio......................................   0.80%+     0.80%   0.83%   0.72%     N/A    0.67%

Cash Management Fund
--------------------------------------------------------------------------------

                                                                       Class O Shares
                                                     --------------------------------------------------
                                                      2003(1)    2002    2001    2000    1999    1998
                                                     -------   -------  ------  ------  ------  ------
Net Asset Value, Beginning of Period................ $1.000     $1.000  $1.000  $1.000  $1.000  $1.000
                                                     ------    -------  ------  ------  ------  ------
 Net investment income..............................  0.004      0.013   0.035   0.058   0.047   0.050
 Dividends from net investment income............... (0.004)    (0.013) (0.035) (0.058) (0.047) (0.050)
                                                     ------    -------  ------  ------  ------  ------
Net Asset Value, End of Period...................... $1.000     $1.000  $1.000  $1.000  $1.000  $1.000
                                                     ======    =======  ======  ======  ======  ======
Total Return (3)....................................    0.4%++     1.3%    3.6%    6.0%    4.8%    5.2%
Net Assets, End of Period (000s).................... $3,226    $15,982  $5,816  $5,718  $9,034  $8,066
Ratios to Average Net Assets:
 Expenses...........................................   0.55%+     0.55%   0.55%   0.55%   0.53%   0.55%
 Net investment income..............................   0.82%+     1.25%   3.43%   5.82%   4.67%   5.08%
Before applicable waiver of management fee,
expenses absorbed by SBAM and credits earned on
custodian cash balances, net investment income per
share and expense ratios would have been:
 Net investment income.............................. $0.002     $0.011  $0.032  $0.060     N/A  $0.049
 Expense ratio......................................   0.80%+     0.80%   0.83%   0.71%    N/A    0.67%

--------
(1) For the six months ended June 30, 2003 (unaudited).
(2) On September 14, 1998, Class C shares were renamed Class 2 shares.
(3) Total return is calculated assuming a $1,000 investment on the first day of each period reported, reinvestment of all dividends at the net asset value on the payable date, and a sale at net asset value on the last day of each period. Initial sales charge or contingent deferred sales charge is not reflected in the calculation of total return. Performance figures reflect fee waivers or expense reimbursements in effect and represent past performance, which is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, total return would be reduced.
++ Total return is not annualized, as it may not be representative of the total return for the year.
+   Annualized.

          Financial Highlights
          (continued)

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:

New York Municipal Money Market Fund
--------------------------------------------------------------------------------

                                                                       Class A Shares
                                                     --------------------------------------------------
                                                       2003(1)   2002    2001    2000    1999    1998
                                                     --------   ------  ------  ------  ------  ------
Net Asset Value, Beginning of Period................  $1.000    $1.000  $1.000  $1.000  $1.000  $1.000
                                                     -------    ------  ------  ------  ------  ------
 Net investment income..............................   0.004     0.012   0.025   0.037   0.029   0.031
 Dividends from net investment income...............  (0.004)   (0.012) (0.025) (0.037) (0.029) (0.031)
                                                     -------    ------  ------  ------  ------  ------
Net Asset Value, End of Period......................  $1.000    $1.000  $1.000  $1.000  $1.000  $1.000
                                                     =======    ======  ======  ======  ======  ======
Total Return (2)....................................     0.4%++    1.2%    2.5%    3.8%    2.9%    3.2%
Net Assets, End of Period (000s).................... $21,806    $6,400  $4,973  $4,413  $5,810  $5,372
Ratios to Average Net Assets:
 Expenses...........................................    0.39%+    0.35%   0.34%   0.38%   0.41%   0.41%
 Net investment income..............................    0.72%+    1.19%   2.49%   3.68%   2.85%   3.15%
Before applicable waiver of management fee,
expenses absorbed by SBAM and credits earned on
custodian cash balances, net investment income
per share and expense ratios would have been:
 Net investment income..............................  $0.004    $0.012     N/A     N/A     N/A     N/A
 Expense ratio......................................    0.41%+    0.39%    N/A     N/A     N/A     N/A

New York Municipal Money Market Fund
--------------------------------------------------------------------------------

                                                                       Class 2 Shares
                                                     --------------------------------------------------
                                                      2003(1)   2002     2001    2000    1999   1998(3)
                                                     -------   ------  ------   ------  ------  -------
Net Asset Value, Beginning of Period................ $1.000    $1.000  $1.000   $1.000  $1.000  $1.000
                                                     ------    ------  ------   ------  ------  ------
 Net investment income..............................  0.004     0.012   0.006    0.037   0.029   0.031
 Dividends from net investment income............... (0.004)   (0.012) (0.006)  (0.037) (0.029) (0.031)
                                                     ------    ------  ------   ------  ------  ------
Net Asset Value, End of Period...................... $1.000    $1.000  $1.000   $1.000  $1.000  $1.000
                                                     ======    ======  ======   ======  ======  ======
Total Return (2)....................................    0.4%++    1.2%    0.2%*    3.8%    2.9%    3.2%
Net Assets, End of Period (000s)....................     $4       $11     $10       $1     $33    $153
Ratios to Average Net Assets:
 Expenses...........................................   0.39%+    0.35%   0.34%    0.39%   0.40%   0.34%
 Net investment income..............................   0.73%+    1.19%   1.81%    3.65%   2.78%   3.13%
Before applicable waiver of management fee,
expenses absorbed by SBAM and credits earned on
custodian cash balances, net investment income per
share and expense ratios would have been:
 Net investment income.............................. $0.004    $0.012     N/A      N/A     N/A     N/A
 Expense ratio......................................   0.40%+    0.39%    N/A      N/A     N/A     N/A

--------
(1) For the six months ended June 30, 2003 (unaudited).
(2) Total return is calculated assuming a $1,000 investment on the first day of each period reported, reinvestment of all dividends at the net asset value on the payable date, and a sale at net asset value on the last day of each period. Initial sales charge or contingent deferred sales charge is not reflected in the calculation of total return. Performance figures reflect fee waivers or expense reimbursements in effect and represent past performance, which is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, total return would be reduced.
(3) On September 14, 1998, Class C shares were renamed Class 2 shares.
 * Performance calculations for Class 2 shares use November 21, 2001 as the inception date, since Class 2 shares were fully redeemed on January 9, 2001 and new shares in Class 2 were not purchased until November 21, 2001.
 ++ Total return is not annualized, as it may not be representative of the total return for the year.
   + Annualized.

          Financial Highlights
          (continued)

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:

New York Municipal Money Market Fund
--------------------------------------------------------------------------------

                                                                                               Class O Shares
                                                                         -------------------------------------------------
                                                                          2003(1)     2002      2001     2000      1999
                                                                         -------    --------  -------  --------  --------
Net Asset Value, Beginning of Period....................................  $1.000      $1.000   $1.000    $1.000    $1.000
                                                                         -------    --------  -------  --------  --------
 Net investment income..................................................   0.004       0.012    0.025     0.037     0.029
 Dividends from net investment income...................................  (0.004)     (0.012)  (0.025)   (0.037)   (0.029)
                                                                         -------    --------  -------  --------  --------
Net Asset Value, End of Period..........................................  $1.000      $1.000   $1.000    $1.000    $1.000
                                                                         =======    ========  =======  ========  ========
Total Return (2)........................................................     0.4%++      1.2%     2.5%      3.8%      2.9%
Net Assets, End of Period (000s)........................................ $84,922    $104,082  $98,267  $138,146  $168,701
Ratios to Average Net Assets:
 Expenses...............................................................    0.39%+      0.35%    0.34%     0.38%     0.41%
 Net investment income..................................................    0.73%+      1.20%    2.51%     3.69%     2.85%

Before applicable waiver of management fee, expenses absorbed by SBAM and credits earned on custodian cash balances, net investment income per share expense ratios would have been:
 Net investment income..................................................  $0.004      $0.012      N/A       N/A       N/A
 Expense ratio..........................................................    0.41%+      0.39%     N/A       N/A       N/A

                                                                         ----------
                                                                           1998
                                                                         --------
Net Asset Value, Beginning of Period....................................   $1.000
                                                                         --------
 Net investment income..................................................    0.031
 Dividends from net investment income...................................   (0.031)
                                                                         --------
Net Asset Value, End of Period..........................................   $1.000
                                                                         ========
Total Return (2)........................................................      3.2%
Net Assets, End of Period (000s)........................................ $195,584
Ratios to Average Net Assets:
 Expenses...............................................................     0.43%
 Net investment income..................................................     3.14%

Before applicable waiver of management fee, expenses absorbed by SBAM and credits earned on custodian cash balances, net investment income per share expense ratios would have been:
 Net investment income..................................................      N/A
 Expense ratio..........................................................      N/A

--------
(1) For the six months ended June 30, 2003 (unaudited).
(2) Total return is calculated assuming a $1,000 investment on the first day of each period reported, reinvestment of all dividends at the net asset value on the payable date, and a sale at net asset value on the last day of each period. Initial sales charge or contingent deferred sales charge is not reflected in the calculation of total return. Performance figures reflect fee waivers or expense reimbursements in effect and represent past performance, which is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, total return would be reduced.
++ Total return is not annualized, as it may not be representative of the total return for the year.
+   Annualized.

          Salomon Brothers Investment Series

Investment Manager
    Salomon Brothers Asset Management Inc
    399 Park Avenue
    New York, New York 10022
Custodian
    State Street Bank and Trust Company
    225 Franklin Street
    Boston, Massachusetts 02110
Dividend Disbursing and Transfer Agent
    PFPC Global Fund Services
    53 State Street
    Boston, Massachusetts 02109-2873
Legal Counsel
    Simpson Thacher & Bartlett LLP
    425 Lexington Avenue
    New York, New York 10017
Independent Auditors
    PricewaterhouseCoopers LLP
    1177 Avenue of the Americas
    New York, New York 10036

Directors
Carol L. Colman
Daniel P. Cronin
Leslie H. Gelb
R. Jay Gerken, CFA
William R. Hutchinson
Riordan Roett
Jeswald W. Salacuse
Officers
R. Jay Gerken, CFA
    Chairman, President and
    Chief Executive Officer
Lewis E. Daidone
    Executive Vice President and Chief Administrative Officer
Robert E. Amodeo
    Executive Vice President
Charles K. Bardes
    Executive Vice President
James E. Craige, CFA
    Executive Vice President
Thomas A. Croak
    Executive Vice President
John B. Cunningham, CFA
    Executive Vice President
Thomas K. Flanagan
    Executive Vice President
John G. Goode
    Executive Vice President
Peter J. Hable
    Executive Vice President
Kevin Kennedy
    Executive Vice President
Roger M. Lavan, CFA
    Executive Vice President
Nancy A. Noyes
    Executive Vice President
Maureen O'Callaghan
    Executive Vice President
Beth A. Semmel, CFA
    Executive Vice President
Peter J. Wilby, CFA
    Executive Vice President
George J. Williamson
    Executive Vice President
Andrew Beagley
    Vice President and Chief Anti-Money Laundering Compliance Officer Frances M. Guggino
    Controller
Christina T. Sydor
    Secretary

Salomon Brothers Investment Series

Cash Management Fund
New York Municipal Money Market Fund

The Funds are separate investment funds of the Salomon Brothers Series Funds Inc, a Maryland corporation.
[LOGO] SALOMON
       BROTHERS
       Asset Management
SALOMON BROTHERS ASSET MANAGEMENT
399 Park Avenue
New York, New York 10022

(C)2003 Citigroup Global Markets Inc.
Member NASD, SIPC

SBSMMSEMI 6/03
03-4961

ITEM 2.    CODE OF ETHICS.

           Not applicable.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

           Not applicable.

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

           Not applicable.

ITEM 5.    AUDIT COMMITTEE OF LISTED REGISTRANTS.

           Not applicable.

ITEM 6.    [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

           Not applicable.

ITEM 8.    [RESERVED]

ITEM 9.    CONTROLS AND PROCEDURES.

           (a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this document.

           (b) In the last 90 days, there have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect these controls.

ITEM 10.   EXHIBITS.

           (a)   Not applicable.

           (b)   Attached hereto.

           Exhibit 99.CERT Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002

           Exhibit 99.906CERT Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Salomon Brothers Series Funds Inc

By:    /s/ R. Jay Gerken
       R. Jay Gerken
       Chief Executive Officer of
       Salomon Brothers Series Funds Inc

Date:  August 29, 2003

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:    /s/ R. Jay Gerken
       (R. Jay Gerken)
       Chief Executive Officer of
       Salomon Brothers Series Funds Inc

Date:  August 29, 2003

By:    /s/ Lewis E. Daidone
       (Lewis E. Daidone)
       Chief Administrative Officer of
       Salomon Brothers Series Funds Inc

Date:  August 29, 2003